Components of Accumulated Other Comprehensive Loss (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at December 31, 2013	$ (370,615)	$ (411,168)
Other comprehensive income (loss) before reclassifications	(172,433)	16,824
Amounts reclassified from accumulated other comprehensive loss (excluding amounts in connection with the asset impairment loss recognized in the Infrastructure transaction)	18,640	19,847
Reclassification From Accumulated Other Comprehensive Income, Net of Tax, Equity Method Investee	(8,003)
Amounts reclassified from accumulated other comprehensive loss in connection with the Infrastructure Transaction (See Note 4, Acquisitions and Dispositions)	(1,447)	4,184
Total other comprehensive income (loss)	(163,243)	40,855	(46,538)
Less: Other comprehensive (income) loss attributable to noncontrolling interests	1,602	(302)
Other comprehensive income (loss) attributable to Harsco Corporation	(161,641)	40,553
Balance at December 31, 2014	(532,256)	(370,615)	(411,168)
Cumulative Foreign Exchange Translation Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at December 31, 2013	6,110	62,308
Other comprehensive income (loss) before reclassifications	(39,818)	(39,848)
Amounts reclassified from accumulated other comprehensive loss (excluding amounts in connection with the asset impairment loss recognized in the Infrastructure transaction)	2,205	0
Reclassification From Accumulated Other Comprehensive Income, Net of Tax, Equity Method Investee	(8,635)
Amounts reclassified from accumulated other comprehensive loss in connection with the Infrastructure Transaction (See Note 4, Acquisitions and Dispositions)	(1,447)	(15,979)
Total other comprehensive income (loss)	(47,695)	(55,827)
Less: Other comprehensive (income) loss attributable to noncontrolling interests	1,647	(371)
Other comprehensive income (loss) attributable to Harsco Corporation	(46,048)	(56,198)
Balance at December 31, 2014	(39,938)	6,110
Effective Portion of Derivatives Designated as Hedging Instruments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at December 31, 2013	(7,023)	(8,139)
Other comprehensive income (loss) before reclassifications	(1,961)	1,060
Amounts reclassified from accumulated other comprehensive loss (excluding amounts in connection with the asset impairment loss recognized in the Infrastructure transaction)	4	8
Reclassification From Accumulated Other Comprehensive Income, Net of Tax, Equity Method Investee	0
Amounts reclassified from accumulated other comprehensive loss in connection with the Infrastructure Transaction (See Note 4, Acquisitions and Dispositions)	0	(21)
Total other comprehensive income (loss)	(1,957)	1,047
Less: Other comprehensive (income) loss attributable to noncontrolling interests	(45)	69
Other comprehensive income (loss) attributable to Harsco Corporation	(2,002)	1,116
Balance at December 31, 2014	(9,025)	(7,023)
Cumulative Unrecognized Actuarial Losses on Pension Obligations
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at December 31, 2013	(369,682)	(465,286)
Other comprehensive income (loss) before reclassifications	(130,659)	55,581
Amounts reclassified from accumulated other comprehensive loss (excluding amounts in connection with the asset impairment loss recognized in the Infrastructure transaction)	16,431	19,839
Reclassification From Accumulated Other Comprehensive Income, Net of Tax, Equity Method Investee	632
Amounts reclassified from accumulated other comprehensive loss in connection with the Infrastructure Transaction (See Note 4, Acquisitions and Dispositions)	0	20,184
Total other comprehensive income (loss)	(113,596)	95,604
Less: Other comprehensive (income) loss attributable to noncontrolling interests	0	0
Other comprehensive income (loss) attributable to Harsco Corporation	(113,596)	95,604
Balance at December 31, 2014	(483,278)	(369,682)
Unrealized Loss on Marketable Securities
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at December 31, 2013	(20)	(51)
Other comprehensive income (loss) before reclassifications	5	31
Amounts reclassified from accumulated other comprehensive loss (excluding amounts in connection with the asset impairment loss recognized in the Infrastructure transaction)	0	0
Reclassification From Accumulated Other Comprehensive Income, Net of Tax, Equity Method Investee	0
Amounts reclassified from accumulated other comprehensive loss in connection with the Infrastructure Transaction (See Note 4, Acquisitions and Dispositions)	0	0
Total other comprehensive income (loss)	5	31
Less: Other comprehensive (income) loss attributable to noncontrolling interests	0	0
Other comprehensive income (loss) attributable to Harsco Corporation	5	31
Balance at December 31, 2014	$ (15)	$ (20)